DISCONTINUED OPERATIONS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012	Aug. 10, 2012 Sinclair Minimum	Sep. 30, 2012 Xclair, Numoisyn Lozenges and Numoisyn Liquid	Sep. 30, 2011 Xclair, Numoisyn Lozenges and Numoisyn Liquid	Sep. 30, 2012 Xclair, Numoisyn Lozenges and Numoisyn Liquid	Sep. 30, 2011 Xclair, Numoisyn Lozenges and Numoisyn Liquid	Dec. 31, 2011 Xclair, Numoisyn Lozenges and Numoisyn Liquid	Dec. 31, 2010 Xclair, Numoisyn Lozenges and Numoisyn Liquid	Dec. 31, 2009 Xclair, Numoisyn Lozenges and Numoisyn Liquid	Dec. 31, 2011 Xclair, Numoisyn Lozenges and Numoisyn Liquid	Sep. 30, 2012 Xclair, Numoisyn Lozenges and Numoisyn Liquid
Reclassification of operating results from continuing operations to loss from discontinued operations
Product revenue											$ 302,000	$ 164,000	$ 583,000	$ 524,000	$ 699,000	$ 574,000	$ 910,000	$ 3,021,000	$ 3,604,000
Cost of goods sold											(110,000)	(95,000)	(293,000)	(273,000)	(360,000)	(418,000)	(545,000)	(1,752,000)	(2,045,000)
Selling, general and administrative											(121,000)	(237,000)	(578,000)	(755,000)	(979,000)	(1,287,000)	(1,907,000)	(8,688,000)	(9,266,000)
Goodwill and intangible impairment															0			(5,187,000)	(5,187,000)
Interest expense															0		(7,000)	(110,000)	(110,000)
Gain on termination of distribution agreements			1,192,000						1,192,000		1,192,000		1,192,000						1,192,000
Loss from discontinued operations, net of tax	1,263,000	(168,000)	904,000	(504,000)	(640,000)	(1,131,000)	(1,549,000)	(12,716,000)	(11,812,000)		1,263,000	(168,000)	904,000	(504,000)	(640,000)	(1,131,000)	(1,549,000)	(12,716,000)	(11,812,000)
Tax effect of discontinued opertions	0	0	0	0	0	0	0	0	0		0	0	0	0					0
Quarterly installments receivable under royalty arrangement										1,000,000
Period of royalty arrangement										3 years
Termination and settlement agreement											900,000		900,000
Indemnification asset recognized											300,000		300,000						300,000
Amount recognized on offsetting product return provision liability											300,000		300,000
Current assets of discontinued operations:
Inventory															182,000	174,000		182,000
Short-term portion of minimum royalty arrangement receivable, net											423,000		423,000						423,000
Returns indemnification receivable											336,000		336,000						336,000
Accounts receivable											122,000		122,000		131,000	138,000		131,000	122,000
Total current assets of discontinued operations	881,000		881,000		313,000	312,000		313,000	881,000		881,000		881,000		313,000	312,000		313,000	881,000
Long-term assets of discontinued operations
Long-term portion of minimum royalty arrangement receivable, net											433,000		433,000						433,000
Total assets of discontinued operations											1,314,000		1,314,000		313,000			313,000	1,314,000
Current liabilities of discontinued operations:
Accounts payable															46,000	133,000		46,000
Returns provision											336,000		336,000		202,000	268,000		202,000	336,000
Accrued liabilities and other current liabilities											102,000		102,000		279,000	110,000		279,000	102,000
Total current liabilities of discontinued operations	$ 438,000		$ 438,000		$ 527,000	$ 511,000		$ 527,000	$ 438,000		$ 438,000		$ 438,000		$ 527,000	$ 511,000		$ 527,000	$ 438,000